Investments in equity accounted associates - MX Capital Ltd and Castcrown Ltd (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Loss net of tax since the date of acquisition	$ 785
Share of losses reflected in condensed consolidated statement of profit or loss	515
MX Capital Limited [Member]
Disclosure of associates [line items]
Loss net of tax since the date of acquisition	13,575
Share of losses reflected in condensed consolidated statement of profit or loss	6,625
Impairment charge on goodwill	$ 0	$ 0
Legal expenses capitalized		$ 148